License and Distribution Agreements - Additional Information (Details) - USD ($)					12 Months Ended
	Sep. 01, 2021	May 07, 2021	Aug. 06, 2020	Apr. 03, 2020	Dec. 31, 2021
License And Distribution Agreements [Line Items]
Incentive payment					$ 0
Reimbursement for enrolled patients in related clinical studies				$ 75,000
Sanuwave License Agreement
License And Distribution Agreements [Line Items]
Licensing arrangement term			5 years
License agreement, description					(i) its affiliates without the consent of the Company and (ii) any third party for the sole purpose of providing services directly to Sanuwave upon prior written consent by the Company. The Sanuwave License Agreement will automatically renew for additional one-year periods unless either party gives written notice of termination at least 180 days prior to the expiration of the then-current term. Under the Sanuwave License Agreement, the Company will receive a quarterly license fee and a defined royalty on each product sold. A credit is provided to Sanuwave for Biovance royalties up to the quarterly license fee amount.
Annual sales			$ 3,000,000
Annual sales not exceed			$ 5,000,000
Arthrex Agreement
License And Distribution Agreements [Line Items]
Supply and distribution agreement period		6 years
Supply and distribution agreement renewal term		2 years
Supply and distribution agreement non-renewal notice period		12 months
Discount percentage, payment for invoices within ten days		2.00%
Payment term, net		45 days
Material breach, contract terminated term		30 days
Evolution Agreement
License And Distribution Agreements [Line Items]
Supply and distribution agreement period	3 years
Supply and distribution agreement renewal term	2 years
Supply and distribution agreement non-renewal notice period	12 months
Discount percentage, payment for invoices within ten days	2.00%
Payment term, net	45 days
Material breach, contract terminated term	30 days
Percentage of payment upon receipt and acceptance of purchase order	50.00%
Remaining due percentage, net forty five payment term	50.00%
Supply and distribution agreement, forecast description					The forecast may not deviate to less than 70% for the immediate following quarter, 50% two quarters out, 40% three quarters out, and 25% for full quarters from the original forecasted amount for that specific quarter set forth in the respective agreed upon binding forecast. Upon agreement, Evolution shall submit to the Company a purchase order to purchase products for the minimum binding forecasted quantities.